LEASES - Right-of use Assets and Lease Liabilities (Details) $ in Thousands	Sep. 30, 2019 USD ($)
Right-of-use assets	$ 6,349
Financial position	us-gaap:OtherAssetsNoncurrent
Total lease liability	$ 6,541
Other current liabilities
Short-term lease liabilities	3,046
Other long-term liabilities
Long term lease liabilities	$ 3,495